Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings [Line Items]
Pledged assets to secure short-term borrowings	$ 2,169,355	$ 5,821,228
Buildings, net [Member]
Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings [Line Items]
Pledged assets to secure short-term borrowings	2,076,215	5,062,724
Land use rights, net [Member]
Short-Term Bank Borrowings (Details) - Schedule of secure short term borrowings [Line Items]
Pledged assets to secure short-term borrowings	$ 93,140	$ 758,504